Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2022	December 31, 2023
	RM	RM	USD
Trade payables	139,102	2,326,371	506,912
Accruals	7,965,442	6,901,199	1,503,759
Sundry payables	2,303,774	2,592,465	564,892
Advance from a director - subsidiaries	-	7,563,894	1,648,159
	10,408,318	19,383,929	4,223,722

Schedule of Trade and Other Payables Not Denominated in Functional Currency	The currency profiles of the Group’s trade and other payables at the end of the reporting date are as follows:
	December 31, 2022	December 31, 2023
	RM	RM
United States dollar	6,008,843	1,416,836